SIGNIFICANT ACCOUNTING POLICIES - Class A Ordinary Shares Reconciliation (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Less:
Redemption of Class A ordinary shares	$ (538,985,164)	$ 0
Plus:
Waiver of Class A ordinary shares issuance cost	1,940,837
Class A Ordinary Shares Subject To Redemotion
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	1,013,282,491	$ 1,000,000,000	$ 1,000,000,000
Less:
Redemption of Class A ordinary shares	(538,985,164)
Plus:
Sponsor deposits to Trust Account	5,914,286
Accretion of carrying value to redemption value	9,823,120		13,282,491	$ 84,517,394
Ending balance	$ 491,975,570		$ 1,013,282,491	$ 1,000,000,000